                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name        Variable Account I - AIG Life Insurance Company

          File Number            811-5301

          Registrant CIK Number: 0000820627



Report as of the end of semiannual period: / /  (a)
                             or fiscal year: 12/31/02    (b)
          Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A) Registrant Name: Variable Account I - AIG Life Insurance Company
  B) File Number: 811-5301
  C) Telephone Number: (713) 831-3504
2.A) Street: Post Office Box 1591
  B) City: Houston C) State: TX D) Zip Code: 77251 Zip Ext.: 1591
  E) Foreign Country:          Foreign Postal Code:

3.Is this the first filing on this form by the Registrant? (Y or N)--N-- 4.Is this the last filing on this form by the Registrant? (Y or N) ---N-- 5.Is Registrant a small business investment company (SBIC)? (Y or N) --N-- 6.Is Registrant a unit investment trust (UIT)? (Y or N) --------Y---------

UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-5301

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                             Number of        Total Assets        Total Income
                               Series       ($000's omitted)      Distributions
                             Investing                          ($000's omitted)

A.   U.S. Treasury
     direct issue           ___________        __________          __________

B.   U.S. Government
     agency                 ___________        __________          __________

C.   State and municipal
     tax-free               ___________        __________          __________

D.   Public utility debt    ___________        __________          __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                 ___________        __________          __________

F.   All other corporate
     intermed. & long-term
     debt                   ___________        __________          __________

G.   All other corporate
     short-term debt        ___________        __________          __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers     ___________        __________          __________

I.   Investment company
     equity securities      ___________        __________          __________

J.   All other equity
     securities                 11             $1,813,516            $22,469

K.   Other securities       ___________        __________          __________

L.   Total assets of all
     series of
     registrant                 11             $1,813,516            $22,469

UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-5301

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $29,193

                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
      (Name of Registrant)

BY:      AIG LIFE INSURANCE COMPANY
              (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.              Witness: /s/ LAUREN W. JONES
    -------------------------------              ------------------------------
    Robert F. Herbert, Jr.                       Lauren W. Jones
    Senior Vice President,                       Assistant Secretary
         Treasurer & Controller                  American International Group
    American International Group                 Life Insurance Company
    Life Insurance Company